Investments	12 Months Ended
Oct. 03, 2020
Investments [Abstract]
Investments	Investments
Investments consist of the following:

	October 3, 2020	September 28, 2019
Investments, equity basis	$2,632	$2,922
Investments, other	1,271	302
	$3,903	$3,224
Investments, Equity Basis
The Company’s significant equity investments primarily consist of media investments and include A+E (50% ownership), CTV Specialty Television, Inc. (30% ownership), Endemol Shine Group (50% ownership until sale of the interest in July 2020), Seven TV (20% ownership) and Tata Sky Limited (30% ownership).
A summary of combined financial information for equity investments is as follows:

Results of Operations:	2020	2019	2018

Revenues	$7,849	$9,405	$9,085
Net income (loss)	1,187	133	(152)

Balance Sheet	October 3, 2020	September 28, 2019	September 29, 2018

Current assets	$4,133	$3,350	$4,542
Non-current assets	6,776	9,666	9,998
	$10,909	$13,016	$14,540
Current liabilities	$2,224	$2,182	$3,197
Non-current liabilities	3,784	5,452	4,840
Redeemable preferred stock	—	—	1,362
Shareholders’ equity	4,901	5,382	5,141
	$10,909	$13,016	$14,540
As of October 3, 2020, the book value of the Company’s equity method investments exceeded our share of the book value of the investees’ underlying net assets by approximately $0.9 billion, which represents amortizable intangible assets and goodwill arising from acquisitions.
The Company enters into transactions in the ordinary course of business with our equity investees, primarily related to the licensing of television and film programming. Revenues from these transactions were $0.3 billion, $0.5 billion and $0.8 billion in fiscal 2020, 2019 and 2018, respectively. The Company defers a portion of its profits from transactions with investees and recognizes the deferred amounts as the investee expenses the programming cost. The portion that is deferred reflects our ownership interest in the investee.
Investments, Other
As of October 3, 2020, the Company has $1.1 billion of securities recorded at fair value and $215 million of net book value related to non-publicly traded securities without a readily determinable fair value. At September 28, 2019, the Company held $290 million of non-publicly traded securities without a readily determinable fair value. Securities held at fair value at September 28, 2019 were not material.
In fiscal 2020, the Company recognized $973 million of unrealized gains on securities recorded at fair value in “Other income, net” in the Consolidated Statements of Operations. Realized gains on securities in fiscal 2020 were not material. In fiscal 2019 and 2018, realized gains, unrealized gains and losses and impairments on securities were not material. All other gains and losses on securities are reported in “Interest expense, net” in the Consolidated Statements of Operations.